DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2025
DERIVATIVES
Schedule of interest rate swaps designated as fair value hedges

	2025	2024
Notional amount (in 000’s)	$10,000	$20,000
Weighted average pay rates	3.91%	4.10%
Weighted average receive rates	3.79%	5.35%
Weighted average maturity	0.4 years	1.92 years
Fair value (in 000’s)	$(8)	$34